Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Summary of Components of Company's Loss Before Income Taxes
The components of the Company’s loss before income taxes are as follows:

	Years Ended December 31,
	2021	2020
United States	$(67,883,898)	$(21,671,394)
Foreign	—	—

Total	$(67,883,898)	$(21,671,394)

Summary of Reconciliation of Federal Statutory Income Tax Provision
The

reconciliation of the F
ederal statutory income tax provision to the Company’s effective income tax provision is as follows:

	Years Ended December 31,
	2021	2020
Federal statutory income tax rate	21%	21%
Federal income tax at statutory rates	$(14,255,619)	$(4,550,993)
Valuation Allowance	13,982,549	4,435,667
Other, permanent difference	273,070	115,326

Total income tax provision	$—	$—

Effective income tax rate	0%	0%

Summary of Deferred Income Tax Assets and Liabilities	The Company’s deferred income tax assets and liabilities at December 31, 2021 and 2020 were comprised of the following:

	Years Ended December 31,
	2021	2020

Deferred Tax Assets:
Allowance for doubtful accounts	$273,692	$110,381
Accruals and reserves	4,448,488	733,051
Disallowed interest carryforwards	1,332,346	—
Net operating loss and other carryforwards	24,171,779	12,418,254
Stock based compensation	505,580	377,514
Other, net	40,507	16,364

	Years Ended December 31,
	2021	2020
Deferred tax assets before valuation allowance	$30,772,392	$13,655,564
Valuation Allowance	(30,739,829)	(13,591,637)
Total Deferred Tax Assets, net of valuation allowance	32,563	63,927
Deferred Tax Liabilities:
Depreciation	32,563	63,927
Total Deferred Tax Liabilities	32,563	$63,927
Net Deferred Tax Assets (Liabilities)	$—	$—